Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Current Liabilities Explanatory
The following table provides a breakdown for other current liabilities:

(Euro thousands)	At December 31,
	2021	2020
Due to employees	51,847	26,134
VAT and other taxes	28,609	19,993
Accrued expenses	15,319	19,739
Social security institutions	8,683	9,147
Deferred income	3,591	1,624
Other current liabilities	16,307	—
Total other current liabilities	124,356	76,637